Income Taxes (Details 1)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Reconciliation of Provision of Income Taxes [Line Items]
Federal income taxes at statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal benefit	4.63%	4.24%	4.95%
Non-deductible professional fees related to RSG acquisition	2.15%	0.00%	0.00%
Other	(0.51%)	0.10%	0.28%
Total	41.27%	39.34%	40.23%